Operating Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Financial Information of Operating Segment [Abstract]
Net interest income	$ 47,754	$ 45,301	$ 43,527
Provision (reversal of provision) for credit losses	3,770	2,442	1,395	$ 2,309	$ 7,217
Noninterest income	40,513	40,756	40,820
Noninterest expense	52,377	49,974	49,037
Income before income tax expense	32,120	33,641	33,915
Income tax expense (benefit)	10,075	10,365	10,307
Net income before noncontrolling interests	22,045	23,276	23,608
Less: Net income from noncontrolling interests	107	382	551
Wells Fargo net income	21,938	22,894	23,057
Average loans	950,000	885,400
Average assets	1,885,400	1,742,900
Average deposits	$ 1,250,600	1,194,100
Operating Segment (Textual) [Abstract]
Number of reportable operating segments | segment	3
Annual sales of small business community banking customers (up to $5 million)	$ 5
Annual sales of wholesale banking customers (in excess of $5 million)	5
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,833	29,242	27,999
Provision (reversal of provision) for credit losses	2,691	2,427	1,796
Noninterest income	19,033	20,099	20,159
Noninterest expense	27,422	26,981	26,290
Income before income tax expense	18,753	19,933	20,072
Income tax expense (benefit)	6,182	6,202	6,049
Net income before noncontrolling interests	12,571	13,731	14,023
Less: Net income from noncontrolling interests	136	240	337
Wells Fargo net income	12,435	13,491	13,686
Average loans	486,900	475,900
Average assets	977,300	910,000
Average deposits	701,200	654,400
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	16,052	14,350	14,073
Provision (reversal of provision) for credit losses	1,073	27	(382)
Noninterest income	12,490	11,554	11,325
Noninterest expense	16,126	14,116	13,831
Income before income tax expense	11,343	11,761	11,949
Income tax expense (benefit)	3,136	3,424	3,540
Net income before noncontrolling interests	8,207	8,337	8,409
Less: Net income from noncontrolling interests	(28)	143	210
Wells Fargo net income	8,235	8,194	8,199
Average loans	449,300	397,300
Average assets	782,000	724,900
Average deposits	438,600	438,900
Wealth And Investment Management [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	3,913	3,478	3,032
Provision (reversal of provision) for credit losses	(5)	(25)	(50)
Noninterest income	12,033	12,299	12,237
Noninterest expense	12,059	12,067	11,993
Income before income tax expense	3,892	3,735	3,326
Income tax expense (benefit)	1,467	1,420	1,262
Net income before noncontrolling interests	2,425	2,315	2,064
Less: Net income from noncontrolling interests	(1)	(1)	4
Wells Fargo net income	2,426	2,316	2,060
Average loans	67,300	60,100
Average assets	211,500	192,800
Average deposits	187,800	172,300
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(2,044)	(1,769)	(1,577)
Provision (reversal of provision) for credit losses	11	13	31
Noninterest income	(3,043)	(3,196)	(2,901)
Noninterest expense	(3,230)	(3,190)	(3,077)
Income before income tax expense	(1,868)	(1,788)	(1,432)
Income tax expense (benefit)	(710)	(681)	(544)
Net income before noncontrolling interests	(1,158)	(1,107)	(888)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income	(1,158)	(1,107)	$ (888)
Average loans	(53,500)	(47,900)
Average assets	(85,400)	(84,800)
Average deposits	$ (77,000)	$ (71,500)